DEFERRED TAX	12 Months Ended
Dec. 31, 2022
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
NOTE 36: DEFERRED TAX
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2022 £m	2021 £m	Tax disclosure	2022 £m	2021 £m
Deferred tax assets	5,228	3,118	Deferred tax assets	8,627	7,095
Deferred tax liabilities	(216)	(39)	Deferred tax liabilities	(3,615)	(4,016)
Asset at 31 December	5,012	3,079	Asset at 31 December	5,012	3,079
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share- based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations £m	Other temporary differences £m	Total £m
At 1 January 2021	4,064	668	254	29	56	159	29	268	5,527
Credit (charge) to the income statement	959	76	12	(8)	15	541	(29)	(49)	1,517
Credit (charge) to other comprehensive income	–	–	36	–	(2)	–	–	–	34
Other credit to equity	–	–	–	17	–	–	–	–	17
At 31 December 2021	5,023	744	302	38	69	700	–	219	7,095
Credit (charge) to the income statement	39	(238)	113	(5)	(22)	(205)	8	62	(248)
Credit (charge) to other comprehensive income	–	–	(155)	–	–	1,928	–	–	1,773
Acquisitions	4	–	–	–	–	–	–	–	4
Other credit to equity	–	–	–	3	–	–	–	–	3
At 31 December 2022	5,066	506	260	36	47	2,423	8	281	8,627

Deferred tax liabilities	Capitalised software enhancements £m	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2021	(228)	(843)	(372)	(392)	(756)	–	(240)	(2,831)
(Charge) credit to the income statement	(47)	(319)	20	(93)	(567)	(27)	(93)	(1,126)
(Charge) credit to other comprehensive income	–	–	–	(846)	814	(29)	–	(61)
Exchange and other adjustments	–	–	–	–	–	–	2	2
At 31 December 2021	(275)	(1,162)	(352)	(1,331)	(509)	(56)	(331)	(4,016)
(Charge) credit to the income statement	118	107	21	29	(32)	–	(164)	79
Credit to other comprehensive income	–	–	–	283	–	56	–	339
Acquisitions	(5)	–	(1)	–	–	–	–	(6)
Exchange and other adjustments	–	–	–	–	–	–	(11)	(11)
At 31 December 2022	(162)	(1,055)	(332)	(1,019)	(541)	–	(506)	(3,615)
1    Financial assets at fair value through other comprehensive income.
At 31 December 2022 the Group carried net deferred tax assets on its balance sheet of £5,228 million (2021: £3,118 million) principally relating to tax losses carried forward.
Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The Group has recognised a deferred tax asset of £5,066 million (2021: £5,023 million) in respect of trading losses carried forward. Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.
The Group’s expectations of future UK taxable profits require management judgement, and take into account the Group’s long-term financial and strategic plans and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the Board-approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory, climate-related and other change, in order to produce a base case forecast of future UK taxable profits. Under current law there is no expiry date for UK trading losses not yet utilised, and given the forecast of future profitability and the Group’s commitment to the UK market, in management’s judgement it is more likely than not that the value of the losses will be recovered by the Group while still operating as a going concern. Banking tax losses that arose before 1 April 2015 can only be used against 25 per cent of taxable profits arising after 1 April 2016, and they cannot be used to reduce the surcharge on banking profits. These restrictions in utilisation mean that the value of the deferred tax asset in respect of tax losses is only expected to be fully recovered by 2036 (2021: 2047) in the base case forecast. The rate of recovery of the Group’s tax loss asset is not a straight line, being affected by the relative profitability of the different legal entities in future periods, and the relative size of their tax losses carried forward. It is expected in the base case that 90 per cent of the value will be recovered by 2032, when Bank of Scotland plc will have utilised all of its available tax losses. It is possible that future tax law changes could materially affect the timing of recovery and the value of these losses ultimately realised by the Group.
Deferred tax not recognised
A deferred tax asset of £46 million (2021: £5 million) has been recognised in respect of the future tax benefit of certain expenses of the life assurance business. The increase is mainly due to investment market falls in 2022, which have increased the amount of unutilised expenses carried forward and expected to be offset against taxable investment returns in the medium term. The deferred tax asset not recognised in respect of the remaining expenses is £125 million (2021: £226 million), and these expenses can be carried forward indefinitely. The unrecognised deferred tax asset has decreased in 2022 mainly due to higher expected investment returns in the long term projections for the life insurance business driven by interest rate rises. This has reduced the net amount of unutilised expenses in the long term.
Deferred tax assets of £156 million (2021: £167 million) have not been recognised in respect of £619 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £53 million (2021: £41 million) relates to losses that will expire if not used within 20 years, and £9 million (2021: £7 million) relates to losses with no expiry date.
As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.